FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 2,868	$ 758
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	2,868	758
Other accounts payable	5,927	5,259
Liability in respect of research and development grants	1,419	1,119
Total	10,214	7,136
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,040	1,575
Total	2,040	1,575
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,685	2,250
Total	3,685	2,250
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,850	2,685
Total	2,850	2,685
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	1,609	2,850
Total	1,609	2,850
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	169	529
Total	169	529
Total Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,868	758
Other accounts payable	5,927	5,259
Liability in respect of research and development grants	10,772	11,008
Total	$ 19,567	$ 17,025